FAIR VALUE MEASUREMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
The estimated fair value of Long Term Debt	$ 2,585,768	$ 3,330,599
The carrying value of Long Term Debt	$ 2,533,460	$ 3,194,864